SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Bad debt expense	$ 0	$ 0	$ 0
Inventory write offs	346	1,815	110
Additional inventory write-down		1,005
Revenue from contract	$ 622	2,205
Percentage of marketing expenses for which entity receive grants	50.00%
Grants received presented as a reduction in marketing expenses	$ 215	$ 55	$ 150
Shares excluded from the calculation of diluted net income (loss) per share	1,349,414	1,368,220	1,353,372
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Years employment required for eligibility for severance pay	1 year
Months severance salary payable per year of employment	1 month
Severance pay expenses	$ 485	$ 527	$ 537